VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Australia: 1.7%
273,680		Amcor PLC	$ 2,191,094	1.4
480,069		South32 Ltd. - AUD	529,953	0.3
			2,721,047	1.7

		Austria: 0.8%
76,016	(1)	Erste Group Bank AG	1,391,680	0.8

		Belgium: 0.6%
5,386	(1)	Galapagos NV	1,057,690	0.6

		Brazil: 1.0%
208,136		Banco Bradesco SA ADR	845,032	0.5
17,991	(1),(2)	StoneCo Ltd.	391,664	0.2
20,426	(1)	XP, Inc.	394,018	0.3
			1,630,714	1.0

		Canada: 2.2%
39,992		Magna International, Inc.	1,276,544	0.8
279,584	(1),(2)	Seven Generations Energy Ltd.	307,934	0.2
9,707		TMX Group Ltd.	722,662	0.4
17,756		Waste Connections, Inc.	1,376,090	0.8
			3,683,230	2.2

		Chile: 0.4%
61,030	(1)	Liberty Latin America Ltd.	626,168	0.4

		China: 7.7%
23,362	(1)	58.com, Inc. ADR	1,138,196	0.7
22,621	(1)	Alibaba Group Holding Ltd. ADR	4,399,332	2.7
240,600		BTG Hotels Group Co. Ltd. - A Shares	451,055	0.3
267,000		China Mengniu Dairy Co., Ltd.	920,808	0.5
195,300		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,422,368	0.9
11,189		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,738,855	1.0
52,100		Tencent Holdings Ltd.	2,575,179	1.6
			12,645,793	7.7

		France: 6.3%
10,480		Air Liquide SA	1,337,747	0.8
2,049	(1)	Dassault Aviation SA	1,682,618	1.0
19,230	(1)	EssilorLuxottica SA	2,035,973	1.2
1,392	(1)	LVMH Moet Hennessy Louis Vuitton SE	510,518	0.3
56,386		Thales S.A.	4,669,656	2.9
1,400	(1)	UbiSoft Entertainment	102,328	0.1
			10,338,840	6.3

		Germany: 4.6%
38,751		Bayer AG	2,220,376	1.3
26,783	(1),(2)	Evotec AG	581,455	0.4
9,675		Knorr-Bremse AG	850,588	0.5
19,829		SAP SE	2,213,869	1.3
31,746	(1)	TeamViewer AG	1,290,824	0.8
11,162	(1),(3)	Zalando SE	420,697	0.3
			7,577,809	4.6

		Hong Kong: 2.5%
350,200		AIA Group Ltd.	3,135,915	1.9
134,740		CK Hutchison Holdings Ltd.	898,064	0.6
			4,033,979	2.5

		India: 3.9%
240,854		Axis Bank Ltd.	1,204,194	0.7
123,935		Housing Development Finance Corp.	2,675,056	1.6
12,940		Maruti Suzuki India Ltd.	729,884	0.5
1,546,703		NTPC Ltd.	1,720,319	1.1
			6,329,453	3.9

		Indonesia: 1.7%
1,157,900		Bank Central Asia Tbk PT	1,950,968	1.2
21,527,600		Sarana Menara Nusantara Tbk PT	888,305	0.5
			2,839,273	1.7

		Italy: 0.7%
113,937		Banca Mediolanum SpA	571,861	0.3
4,965		DiaSorin SpA	654,458	0.4
			1,226,319	0.7

		Japan: 15.3%
11,900		Daiichi Sankyo Co., Ltd.	817,252	0.5
4,200		Disco Corp.	817,122	0.5
16,600		en-japan, Inc.	308,413	0.2
76,300		Fujitsu General Ltd.	1,373,237	0.8
8,000		Hoshizaki Corp.	598,414	0.4
27,800	(2)	Kansai Paint Co., Ltd.	527,309	0.3
7,700		Kao Corp.	627,305	0.4
90,800		Mitsubishi Electric Corp.	1,109,233	0.7
38,100		Murata Manufacturing Co., Ltd.	1,894,132	1.2
142,000		Nippon Telegraph & Telephone Corp.	3,396,160	2.1
49,700		Otsuka Holdings Co. Ltd.	1,939,214	1.2
84,800		Outsourcing, Inc.	366,231	0.2
49,100		Pan Pacific International Holdings Corp.	929,822	0.6
87,400	(2)	Persol Holdings Co. Ltd.	874,534	0.5
63,200		Seven & I Holdings Co., Ltd.	2,087,174	1.3
45,500		Stanley Electric Co., Ltd.	893,105	0.5
17,000		Suzuki Motor Corp.	404,791	0.2
114,260		Takeda Pharmaceutical Co., Ltd.	3,479,001	2.1
27,000		Terumo Corp.	925,057	0.6
533,100		Z Holdings Corp.	1,699,607	1.0
			25,067,113	15.3

		Netherlands: 10.1%
443	(1),(3)	Adyen NV	376,503	0.2

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
15,408		Airbus SE	$ 993,538	0.6
8,871		Akzo Nobel NV	583,435	0.3
9,625		ASML Holding NV	2,537,295	1.5
94,220		Koninklijke Philips NV	3,868,428	2.4
36,705		NXP Semiconductor NV - NXPI - US	3,043,946	1.9
41,489	(1)	Prosus NV	2,889,633	1.8
45,379		Unilever NV	2,230,437	1.4
			16,523,215	10.1

		Peru: 0.7%
8,556		Credicorp Ltd.	1,224,107	0.7

		Philippines: 0.4%
39,155		SM Investments Corp.	626,368	0.4

		Poland: 0.6%
125,049		Powszechny Zaklad Ubezpieczen SA	939,368	0.6

		Portugal: 2.9%
208,750		Galp Energia SGPS SA	2,387,306	1.5
130,346	(1)	Jeronimo Martins SGPS SA	2,352,634	1.4
			4,739,940	2.9

		Russia: 0.1%
18,000	(1)	Sberbank PAO ADR	170,853	0.1

		Saudi Arabia: 0.3%
32,785		Al Rajhi Bank	469,445	0.3

		South Africa: 2.7%
236,269		FirstRand Ltd.	530,219	0.3
27,323		Naspers Ltd.	3,882,992	2.4
			4,413,211	2.7

		South Korea: 4.9%
1,091		LG Household & Health Care Ltd.	999,343	0.6
26,603		NAVER Corp.	3,698,733	2.2
86,997		Samsung Electronics Co., Ltd.	3,382,575	2.1
			8,080,651	4.9

		Spain: 0.6%
19,245		Amadeus IT Group SA	905,841	0.6

		Sweden: 3.1%
114,978	(1)	Essity AB	3,522,188	2.1
14,296		Hexagon AB - B Shares	604,509	0.4
93,854	(1)	Swedbank AB	1,035,138	0.6
			5,161,835	3.1

		Switzerland: 8.1%
21,831	(1)	Alcon, Inc.	1,118,418	0.7
1,157		dorma+kaba Holding AG	511,925	0.3
49,398		Julius Baer Group Ltd.	1,654,708	1.0
8,167		Lonza Group AG	3,359,282	2.0
36,572		Nestle SA	3,743,795	2.3
6,384		Roche Holding AG	2,054,001	1.3
5,876		Temenos AG	765,934	0.5
			13,208,063	8.1

		Taiwan: 2.4%
430,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,870,996	2.4

		Thailand: 0.8%
674,300		CP ALL PCL (Foreign)	1,246,506	0.8

		United Arab Emirates: 1.2%
323,019		First Abu Dhabi Bank PJSC	832,861	0.5
224,858	(1),(3)	Network International Holdings PLC	1,093,350	0.7
			1,926,211	1.2

		United Kingdom: 5.7%
10,065		British American Tobacco PLC	342,866	0.2
40,313		Burberry Group PLC	655,276	0.4
37,772	(1),(2)	Farfetch Ltd. - Class A	298,399	0.2
75,624		Hiscox Ltd.	861,209	0.5
75,868		HomeServe PLC	988,223	0.6
18,169		Johnson Matthey PLC	400,336	0.3
12,449		Linde PLC	2,159,132	1.3
4,361	(1)	LivaNova PLC	197,335	0.1
25,774		London Stock Exchange Group PLC	2,305,629	1.4
66,303		Smith & Nephew PLC	1,168,025	0.7
			9,376,430	5.7

		United States: 3.4%
1,215	(1)	Booking Holdings, Inc.	1,634,564	1.0
41,169		Philip Morris International, Inc.	3,003,690	1.8
6,000		Visa, Inc. - Class A	966,720	0.6
			5,604,974	3.4

	Total Common Stock
	(Cost $166,363,258)		159,657,122	97.4

PREFERRED STOCK: 0.6%
		China: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	355,302	0.2

		Germany: 0.2%
994	(1)	Sartorius AG	237,642	0.2

		United Kingdom: 0.2%
990	(1),(4),(5)	Roofoods Ltd. - Series G	306,154	0.2

	Total Preferred Stock
	(Cost $799,646)		899,098	0.6

	Total Long-Term Investments
	(Cost $167,162,904)		160,556,220	98.0

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 1.7%
842,135	(6) Bank of Montreal, Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $842,135, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.693%, Market Value plus accrued interest $858,978, due 09/10/20-01/20/69)	$ 842,135	0.5
1,000,000	(6) MUFG Securities America Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government Agency Obligations, 2.269%-6.000%, Market Value plus accrued interest $1,020,000, due 03/01/27-03/01/50)	1,000,000	0.6
1,000,000	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $1,000,000, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.125%, Market Value plus accrued interest $1,020,000, due 07/15/20-02/20/50)	1,000,000	0.6

	Total Repurchase Agreements
	(Cost $2,842,135)	2,842,135	1.7

	Mutual Funds: 0.1%
114,945	(7) T. Rowe Price Government Reserve Fund, 0.870%
	(Cost $114,945)	114,945	0.1

	Total Short-Term Investments
	(Cost $2,957,080)	2,957,080	1.8

	Total Investments in Securities (Cost $170,119,984)	$ 163,513,300	99.8
	Assets in Excess of Other Liabilities	404,433	0.2
	Net Assets	$ 163,917,733	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $661,456 or 0.4% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	14.8%
Information Technology	14.7
Health Care	14.5
Consumer Staples	14.1
Financials	14.0
Industrials	9.7
Communication Services	8.8
Materials	4.7
Energy	1.6
Utilities	1.1
Short-Term Investments	1.8
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$2,721,047	$–	$2,721,047
Austria	–	1,391,680	–	1,391,680
Belgium	–	1,057,690	–	1,057,690
Brazil	1,630,714	–	–	1,630,714
Canada	3,683,230	–	–	3,683,230
Chile	626,168	–	–	626,168
China	5,537,528	7,108,265	–	12,645,793
France	–	10,338,840	–	10,338,840
Germany	–	7,577,809	–	7,577,809
Hong Kong	–	4,033,979	–	4,033,979
India	–	6,329,453	–	6,329,453
Indonesia	–	2,839,273	–	2,839,273
Italy	–	1,226,319	–	1,226,319
Japan	–	25,067,113	–	25,067,113
Netherlands	6,310,082	10,213,133	–	16,523,215
Peru	1,224,107	–	–	1,224,107
Philippines	–	626,368	–	626,368
Poland	–	939,368	–	939,368
Portugal	–	4,739,940	–	4,739,940
Russia	–	170,853	–	170,853
Saudi Arabia	–	469,445	–	469,445
South Africa	–	4,413,211	–	4,413,211
South Korea	–	8,080,651	–	8,080,651
Spain	–	905,841	–	905,841
Sweden	–	5,161,835	–	5,161,835
Switzerland	–	13,208,063	–	13,208,063
Taiwan	–	3,870,996	–	3,870,996
Thailand	–	1,246,506	–	1,246,506
United Arab Emirates	–	1,926,211	–	1,926,211
United Kingdom	495,734	8,880,696	–	9,376,430
United States	5,604,974	–	–	5,604,974
Total Common Stock	25,112,537	134,544,585	–	159,657,122
Preferred Stock	–	237,642	661,456	899,098
Short-Term Investments	114,945	2,842,135	–	2,957,080
Total Investments, at fair value	$25,227,482	$137,624,362	$661,456	$163,513,300
Other Financial Instruments+
Forward Foreign Currency Contracts	–	40,806	–	40,806
Total Assets	$25,227,482	$137,665,168	$661,456	$163,554,106
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,679)	$–	$(1,679)
Total Liabilities	$–	$(1,679)	$–	$(1,679)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Roofoods Ltd. - Series G	5/16/2019	$413,722	$306,154
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	258,547	355,302
		$672,269	$661,456

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

At March 31, 2020, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 985,331	JPY 101,560,000	Citibank N.A.	04/15/20	$40,806
				$40,806

At March 31, 2020, the following OTC written equity options were outstanding for VY® T. Rowe Price International Stock Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
NXP Semiconductors NV - NXPI - US	JPMorgan Chase & Co.	Call	07/17/20	USD	145.000	24	USD	199,032	$ 12,197	$ (152)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase & Co.	Call	07/17/20	USD	145.000	11	USD	91,223	6,050	(70)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase & Co.	Call	07/17/20	USD	145.000	5	USD	41,465	2,532	(32)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase & Co.	Call	01/15/21	USD	150.000	15	USD	124,395	12,306	(640)
NXP Semiconductors NV - NXPI - US	JPMorgan Chase & Co.	Call	01/15/21	USD	150.000	6	USD	49,758	4,486	(256)
UbiSoft Entertainment	JPMorgan Chase & Co.	Call	04/17/20	EUR	78.000	14	EUR	94,052	3,229	(529)
									$ 40,800	$ (1,679)

Currency Abbreviations
EUR	-	EU Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $174,014,792.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$18,816,384
Gross Unrealized Depreciation	(28,858,015)
Net Unrealized Depreciation	$(10,041,631)